Acquisitions and Divestitures (Identifiable Assets and Liabilities Classified As Held for Sale) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unbilled revenue	$ 24,121	$ 21,512
Property, plant and equipment, net	314,259	223,819
Accrued gas purchases	$ (18,159)	$ (17,034)